Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Compressor Agreement	Dec. 31, 2012 Compressor Agreement Minimum	Dec. 31, 2012 Employee Secondment Agreement	Dec. 31, 2011 Employee Secondment Agreement	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Related Party Transactions	Dec. 31, 2011 Related Party Transactions	Dec. 31, 2010 Related Party Transactions	Sep. 30, 2009 Chesapeake and Total	Dec. 31, 2011 Chesapeake and Total	Dec. 31, 2010 Chesapeake and Total
Related Party Transaction [Line Items]
General and administrative charges for partnership	$ 67,579,000	$ 40,380,000	$ 31,992,000					$ 11,700,000	$ 4,400,000		$ 22,300,000	$ 23,700,000	$ 17,000,000
Related party transaction											The fee is calculated as the lesser of $0.0310/Mcf gathered or actual corporate overhead costs.
Reimbursement of service cost to GIP	1,700,000	600,000
Service charges								49,400,000	42,100,000
Operating expenses								37,700,000	37,700,000
Extension of term agreement	12 months
Extension of agreement period	Through September 30, 2014
Agreement Termination notice Period	90 days
Reimbursement of service cost to Chesapeake										50.00%
Compressor rental charges											65,300,000	57,600,000	47,800,000
Termination notice period				6 months			60 days
Agreement expiration date						Sep. 30, 2019
Purchase of property, plant and equipment	$ 350,500,000	$ 418,834,000	$ 216,303,000											$ 60,000,000	$ 23,400,000	$ 36,600,000
Gas gathering agreement term				10 years	20 years